Short-Term Bank Loans	6 Months Ended
Jun. 30, 2025
Short-Term Bank Loans [Abstract]
SHORT-TERM BANK LOANS
7	SHORT-TERM BANK LOANS

On August 19, 2024, the Company signed a credit agreement with China Merchants Bank with a credit limit of RMB 15,000. As of June 30, 2025, the Company has drawn RMB14,291, which will mature in 12 months from the effective date of the credit agreement. The applicable interest rate for the loan is 3.6% per annum.

Interest expenses of the loans were RMB109 and RMB326 for the six months ended June 30, 2024 and 2025, respectively.